Concentration Risk - Schedule of Concentration Risk (Details)	12 Months Ended
	Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Customer Concentration Risk [Member] | Customer A [Member] | Revenue Benchmark [Member]
Schedule of Concentration Risk [Line Items]
Concentration risk, percentage	19.00%		19.00%			[1]
Customer Concentration Risk [Member] | Customer B [Member] | Revenue Benchmark [Member]
Schedule of Concentration Risk [Line Items]
Concentration risk, percentage		[1]		[1]	11.00%
Customer Concentration Risk [Member] | Customer C [Member] | Revenue Benchmark [Member]
Schedule of Concentration Risk [Line Items]
Concentration risk, percentage		[1]		[1]	15.00%
Customer Concentration Risk [Member] | Customer C [Member] | Accounts Receivable [Member]
Schedule of Concentration Risk [Line Items]
Concentration risk, percentage	16.00%		14.00%
Customer Concentration Risk [Member] | Customer D [Member] | Revenue Benchmark [Member]
Schedule of Concentration Risk [Line Items]
Concentration risk, percentage	12.00%		18.00%			[1]
Customer Concentration Risk [Member] | Customer E [Member] | Revenue Benchmark [Member]
Schedule of Concentration Risk [Line Items]
Concentration risk, percentage	14.00%		11.00%			[1]
Customer Concentration Risk [Member] | Customer F [Member] | Accounts Receivable [Member]
Schedule of Concentration Risk [Line Items]
Concentration risk, percentage	10.00%		13.00%
Customer Concentration Risk [Member] | Customer G [Member] | Accounts Receivable [Member]
Schedule of Concentration Risk [Line Items]
Concentration risk, percentage	15.00%		11.00%
Customer Concentration Risk [Member] | Customer H [Member] | Accounts Receivable [Member]
Schedule of Concentration Risk [Line Items]
Concentration risk, percentage	22.00%			[1]
Customer Concentration Risk [Member] | Customer I [Member] | Accounts Receivable [Member]
Schedule of Concentration Risk [Line Items]
Concentration risk, percentage		[1]	12.00%
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Supplier A [Member]
Schedule of Concentration Risk [Line Items]
Concentration risk, percentage	12.00%		17.00%		24.00%
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Supplier B [Member]
Schedule of Concentration Risk [Line Items]
Concentration risk, percentage		[1]		[1]	19.00%
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Supplier C [Member]
Schedule of Concentration Risk [Line Items]
Concentration risk, percentage	19.00%		23.00%		16.00%

[1]	represent percentage less than 10%